Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
The information in the note below has been updated to reflect the retrospective accounting change described in Note 1.
Our reportable segments are based upon geographic region and are defined as North America, EMEA, Latin America and Asia. These regions also represent our operating segments. Each segment manufactures home appliances and related components, but serves strategically different marketplaces. The chief operating decision maker evaluates performance based upon each segment's earnings (loss) before interest and taxes (EBIT), which we define as operating profit less interest and sundry (income) expense and excluding restructuring costs, asset impairment charges and certain other items that management believes are not indicative of the region's ongoing performance, if any. Total assets by segment are those assets directly associated with the respective operating activities. The "Other/Eliminations" column primarily includes corporate expenses, assets and eliminations, as well as restructuring costs, asset impairments and certain other items that management believes are not indicative of the region's ongoing performance, if any. Intersegment sales are eliminated within each region except compressor sales out of Latin America through June 30, 2019, which are included in Other/Eliminations.
Sales to Lowe's, a North American retailer, represented approximately 13%, 13% and 12% of our consolidated net sales in 2020, 2019 and 2018, respectively. Lowe's represented approximately 14% of our consolidated accounts receivable as of December 31, 2020 and 2019, respectively.
The United States individually comprised at least 10% of consolidated net sales in 2020, 2019 and 2018 in the amounts of $10.3 billion, $10.7 billion and $10.6 billion, respectively.
The following table summarizes the countries that represent at least 10% of consolidated long-lived assets for the years ended December 31, 2020 and 2019. Long-lived assets includes property, plant and equipment and right-of-use assets at December 31, 2020 and 2019.

Millions of dollars	United States	Mexico	Italy	Poland	All Other Countries	Total
2020
Long-lived assets	$1,790	$403	$526	$428	$1,040	$4,187
2019
Long-lived assets	$1,816	$431	$505	$422	$1,048	$4,222

	OPERATING SEGMENTS
Millions of dollars	North America	EMEA	Latin America	Asia	Other/ Eliminations	Total Whirlpool
Net sales
2020	$11,210	$4,389	$2,592	$1,265	$—	$19,456
2019	11,477	4,296	3,177	1,515	(46)	20,419
2018	11,374	4,536	3,618	1,587	(78)	21,037
Intersegment sales
2020	$249	$93	$1,227	$379	$(1,948)	$—
2019	238	83	1,321	334	(1,976)	—
2018	267	101	1,313	358	(2,039)	—
Depreciation and amortization
2020	$193	$177	$62	$70	$66	$568
2019	195	187	65	67	73	587
2018	196	204	111	72	62	645
EBIT
2020	$1,758	$2	$219	$(7)	$(336)	$1,636
2019	1,440	(30)	172	33	102	1,717
2018	1,388	(106)	210	83	(1,358)	217
Total assets
2020	$7,597	$11,296	$4,244	$2,573	$(5,274)	$20,436
2019	7,883	9,450	4,226	2,581	(5,167)	18,973
2018	7,269	7,299	4,745	2,636	(3,494)	18,455
Capital expenditures
2020	$137	$116	$64	$50	$43	$410
2019	179	124	97	80	52	532
2018	180	154	110	71	75	590
The following table summarizes the reconciling items in the Other/Eliminations column for total EBIT for the periods presented:

	Twelve Months Ended December 31,
in millions	2020	2019	2018
Items not allocated to segments:
Restructuring costs	$(288)	$(188)	$(247)
Corrective action recovery	14	—	—
Gain (loss) on sale and disposal of businesses	7	437	—
Product warranty and liability income (expense)	30	(131)	—
Sale-leaseback, real estate and receivable adjustment	113	86	—
Trade customer insolvency claim settlement	—	(59)	—
Brazil indirect tax credit	—	180	—
Impairment of goodwill and intangibles	—	—	(747)
French antitrust settlement	—	—	(103)
Trade customer insolvency	—	—	(30)
Divestiture related transition costs	—	—	(21)
Corporate expenses and other	(212)	(223)	(210)
Total other/eliminations	$(336)	$102	$(1,358)
A reconciliation of our segment information for total EBIT to the corresponding amounts in the Consolidated Statements of Income (Loss) is shown in the table below for the periods presented:

	Twelve Months Ended December 31,
in millions	2020	2019	2018
Operating profit	$1,615	$1,549	$325
Interest and sundry (income) expense	(21)	(168)	108
Total EBIT	$1,636	$1,717	$217
Interest expense	189	187	192
Income tax expense	382	348	150
Net earnings (loss)	$1,065	$1,182	$(125)
Less: Net earnings (loss) available to noncontrolling interests	(10)	14	24
Net earnings (loss) available to Whirlpool	$1,075	$1,168	$(149)